CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 17,079	$ 27,101
Trade receivables (net of allowance for credit losses of $ 6,189 and $ 7,470 at December 31, 2020 and 2021, respectively)	107,826	107,388
Other accounts receivable and prepaid expenses	17,179	14,755
Inventories	61,398	50,627
Total current assets	203,482	199,871
NON-CURRENT ASSETS:
Trade receivables (net of allowance for credit losses of $ 0 and $ 1,117 at December 31, 2020 and 2021, respectively)	10,484
Deferred tax assets		8,279
Severance pay and pension fund	5,648	6,059
Operating lease right-of-use assets	20,233	6,780
Other non-current assets	17,059	13,565
PROPERTY AND EQUIPMENT, NET	29,383	31,748
INTANGIBLE ASSETS, NET	6,274	6,117
Total long-term assets	89,081	72,548
Total assets	292,563	272,419
CURRENT LIABILITIES:
Trade payables	69,436	63,722
Deferred revenues	3,384	3,492
Short-term loans	14,800	5,979
Operating lease liabilities	4,359	3,183
Other accounts payable and accrued expenses	23,704	24,048
Total current liabilities	115,683	100,424
LONG-TERM LIABILITIES:
Accrued severance pay and pensions	10,799	11,601
Deferred revenues	9,275	7,495
Operating lease liabilities	17,210	3,840
Other long-term payables	2,445	2,933
Total long-term liabilities	39,729	25,869
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2020 and 2021; Issued: 85,184,889 and 87,413,119 shares at December 31, 2020 and 2021, respectively; Outstanding: 81,703,366 and 83,931,596 shares at December 31, 2020 and 2021, respectively	224	218
Additional paid-in capital	428,244	420,958
Treasury shares at cost - 3,481,523 ordinary shares at December 31, 2020 and 2021	(20,091)	(20,091)
Accumulated other comprehensive loss	(9,507)	(8,068)
Accumulated deficit	(261,719)	(246,891)
Total shareholders' equity	137,151	146,126
Total liabilities and shareholders' equity	$ 292,563	$ 272,419